File No. 811-5270

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ X ]

     Pre-Effective Amendment No.                                      [  ]

     Post-Effective Amendment No. 52                                  [ X ]

                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ X ]

     Amendment No. 52                                                 [ X ]

                     (Check appropriate box or boxes.)

                       THE DREYFUS/LAUREL FUNDS, INC.
            ___________________________________________________
             (Exact Name of Registrant as Specified in Charter)

          c/o The Dreyfus Corporation
          200 Park Avenue, New York, New York          10166
          (Address of Principal Executive Offices)     (Zip Code)

     Registrant's Telephone Number, including Area Code: (212) 922-6000

                             John E. Pelletier
                                 Secretary
                       The Dreyfus/Laurel Funds, Inc.
                              Municipal Funds
                              200 Park Avenue
                          New York, New York 10166
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

          immediately upon filing pursuant to paragraph (b)
     ----
       X  on March 1, 1997 pursuant to paragraph (b)
     ----
          60 days after filing pursuant to paragraph (a)(i)
     ----
          on     (date)      pursuant to paragraph (a)(i)
     ----
          75 days after filing pursuant to paragraph (a)(ii)
     ----
          on     (date)      pursuant to paragraph (a)(ii) of Rule 485
     ----
If appropriate, check the following box:

          this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
     ----

     Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940, Registrant's Rule 24f-2 Notice for fiscal year ended October 31, 1996 was filed on or about December 31, 1996.


                       DREYFUS BOND MARKET INDEX FUND
                 DREYFUS DISCIPLINED INTERMEDIATE BOND FUND
                        DREYFUS MONEY MARKET RESERVES
                         DREYFUS MUNICIPAL RESERVES
                       DREYFUS U.S. TREASURY RESERVES
                       DREYFUS DISCIPLINED STOCK FUND
                    DREYFUS DISCIPLINED MIDCAP STOCK FUND
                DREYFUS INSTITUTIONAL PRIME MONEY MARKET FUND
             DREYFUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
            DREYFUS INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
               DREYFUS INSTITUTIONAL S&P 500 STOCK INDEX FUND
                DREYFUS INTERNATIONAL EQUITY ALLOCATION FUND
                  DREYFUS PREMIER LIMITED TERM INCOME FUND
                   DREYFUS DISCIPLINED EQUITY INCOME FUND
                        DREYFUS PREMIER BALANCED FUND
                  DREYFUS PREMIER SMALL COMPANY STOCK FUND
                Cross-Reference Sheet Pursuant to Rule 495(a)

Items in

Part A of                                    Prospectus
Form N-1A      Caption                       Caption
________       _______                       __________

   1           Cover Page                    Cover Page
                                             Expense Summary

   2           Synopsis                      Expense Summary

   3           Condensed Financial           Financial Highlights
               Information

   4           General Description of        Investment Objective and
               Registrant                    Policies; Further Information
                                             About The Fund

   5           Management of the Fund        Further Information About The
                                             Funds; Management

   5(a)        Management's Discussion       Management's Discussion
               of Fund's Performance         of Fund's Performance

   6           Capital Stock and             Cover Page; Investor
               Other Securities              Line; Distribution; Taxes;

   7           Purchase of Securities        Expense Summary;
               Being Offered                 Alternative Purchase Methods;
                                             Special Shareholder Services; How
                                             to invest in The Dreyfus/Laurel
                                             Funds; Distribution and Service
                                             Plans; How to Exchange your
                                             Investment From One Fund to
                                             Another;

   8           Redemption or                 How to Redeem Shares
               Repurchase



                       DREYFUS BOND MARKET INDEX FUND
                 DREYFUS DISCIPLINED INTERMEDIATE BOND FUND
                        DREYFUS MONEY MARKET RESERVES
                         DREYFUS MUNICIPAL RESERVES
                       DREYFUS U.S. TREASURY RESERVES
                       DREYFUS DISCIPLINED STOCK FUND
                    DREYFUS DISCIPLINED MIDCAP STOCK FUND
                DREYFUS INSTITUTIONAL PRIME MONEY MARKET FUND
             DREYFUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
            DREYFUS INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
               DREYFUS INSTITUTIONAL S&P 500 STOCK INDEX FUND
                DREYFUS INTERNATIONAL EQUITY ALLOCATION FUND
                  DREYFUS PREMIER LIMITED TERM INCOME FUND
                   DREYFUS DISCIPLINED EQUITY INCOME FUND
                       DREYFUS PREMIER BALANCED FUND
                 DREYFUS PREMIER SMALL COMPANY STOCK FUND
          Cross-Reference Sheet Pursuant to Rule 495(a) (Continued)

Items in
Part B of                                    Statement of Additional
Form N-1A                                    Information Caption
---------

     9         Pending Legal                 N.A.
               Proceedings

    10         Cover Page                    Cover

    11         Table of Contents             Table of Contents

    12         General Information           Management of the Trust
               and History

    13         Investment Objectives         Investment Policies
               and Policies

    14         Management of the Fund        Management of the Trust; Trustees
                                             and Officers of the Trust

    15         Control Persons and           Management of the Trust; Principal
               Holders of
               Securities

    16         Investment Advisory           Management of the Trust;
               and Other Services            Investment Manager;
                                             Shareholder Services

    17         Investment Allocation         Investment Policies
               and Other Services            Portfolio Transactions








                       DREYFUS BOND MARKET INDEX FUND
                 DREYFUS DISCIPLINED INTERMEDIATE BOND FUND
                        DREYFUS MONEY MARKET RESERVES
                         DREYFUS MUNICIPAL RESERVES
                       DREYFUS U.S. TREASURY RESERVES
                       DREYFUS DISCIPLINED STOCK FUND
                    DREYFUS DISCIPLINED MIDCAP STOCK FUND
                DREYFUS INSTITUTIONAL PRIME MONEY MARKET FUND
             DREYFUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
            DREYFUS INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
               DREYFUS INSTITUTIONAL S&P 500 STOCK INDEX FUND
                DREYFUS INTERNATIONAL EQUITY ALLOCATION FUND
                  DREYFUS PREMIER LIMITED TERM INCOME FUND
                   DREYFUS DISCIPLINED EQUITY INCOME FUND
                       DREYFUS PREMIER BALANCED FUND
                  DREYFUS PREMIER SMALL COMPANY STOCK FUND
         Cross-Reference Sheet Pursuant to Rule 495(a) (Continued)

Items in
Part B of                                    Statement of Additional
Form N-1A                                    Information Caption
---------

   18          Capital Stock and             Description of the Trust;
               Other Securities              See Prospectus -- "Cover Page";
                                             "How to Redeem Fund Shares";
                                             "Further Information About The
                                             Funds; The Dreyfus/Laurel Tax Free
                                             Municipal Funds"


   19          Purchase, Redemption          Purchase of Shares;
               and Pricing of                Distribution and Service Plans;
               Securities Being Offered      Redemption of Shares; Valuation of
                                             Shares

   20          Tax Status                    Taxes


   21          Underwriters                  Purchase of Shares;
                                             Distribution and Service Plans;
                                             Amounts Expended


   22          Calculation of                Performance Data
               Performance Data

   23          Financial Statements                 Financial Statements

   24          Financial Statements and Exhibits            C-1

   25          Persons Controlled by or Under               C-4
               Common Control with Registrant

   26          Number of Holders of Securities              C-4


                         DREYFUS BOND MARKET INDEX FUND
                 DREYFUS DISCIPLINED INTERMEDIATE BOND FUND
                        DREYFUS MONEY MARKET RESERVES
                         DREYFUS MUNICIPAL RESERVES
                       DREYFUS U.S. TREASURY RESERVES
                   DREYFUS DISCIPLINED STOCK FUND
                    DREYFUS DISCIPLINED MIDCAP STOCK FUND
                DREYFUS INSTITUTIONAL PRIME MONEY MARKET FUND
             DREYFUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
            DREYFUS INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
               DREYFUS INSTITUTIONAL S&P 500 STOCK INDEX FUND
                DREYFUS INTERNATIONAL EQUITY ALLOCATION FUND
                  DREYFUS PREMIER LIMITED TERM INCOME FUND
                   DREYFUS DISCIPLINED EQUITY INCOME FUND
                       DREYFUS PREMIER BALANCED FUND
                  DREYFUS PREMIER SMALL COMPANY STOCK FUND
         Cross-Reference Sheet Pursuant to Rule 495(a) (Continued)

Items in
Part B of                                    Statement of Additional
Form N-1A                                    Information Caption


   27          Indemnification                              C-4


   28          Business and Other Connections of            C-4
               Investment Adviser

   29          Principal Underwriters                       C-12


   30          Location of Accounts and Records             C-15

   31          Management Services                          C-15

   32          Undertakings                                 C-15



***** INSERT PROSPECTUS HERE *****


***** INSERT SAI HERE *****


***** INSERT FINS HERE *****



                 THE DREYFUS/LAUREL FUNDS, INC.
               (formerly, The Laurel Funds, Inc.)

                             PART C
                       OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements:

     Included in Part A:

          Financial Highlights for each of the periods indicated.

     Included in Part B:

               The following are incorporated by reference to the Registrant's Annual Reports to Shareholders for the period ended October 31, 1996 filed on January 3, 1997.

     - Report of Independent Auditors

     - Portfolio of Investments

     - Statements of Assets and Liabilities

     - Statements of Operations

     - Statements of Changes in Net Assets

     - Notes to Financial Statements

     (b)  Exhibits:

     1(a) Articles of Incorporation dated July 31, 1987. Filed herewith.

     1(b) Articles Supplementary dated October 15, 1993 increasing authorized capital stock. Incorporated by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 39") filed on September 22, 1995.

     1(c)      Articles of Amendment dated March 31, 1994.  Filed herewith.

     1(d) Articles Supplementary dated March 31, 1994 reclassifying shares. Filed herewith.

     1(e) Articles Supplementary dated May 24, 1994 designating and classifying shares. Incorporated by reference to Post-Effective Amendment No. 39.

     1(f) Articles of Amendment dated October 17, 1994. Incorporated by reference to Post-Effective Amendment No. 31 filed on December 13, 1994.

     1(g) Articles Supplementary dated December 19, 1994 designating classes. Incorporated by reference to Post-Effective Amendment No. 32 filed on December 19, 1994.

     1(h) Articles of Amendment dated June 9, 1995. Incorporated by reference to Post-Effective Amendment No. 39.

     1(i) Articles of Amendment dated August 30, 1995. Incorporated by reference to Post-Effective Amendment No. 39.

     1(j) Articles Supplementary dated August 31, 1995 reclassifying shares. Incorporated by reference to Post-Effective Amendment No. 39.

     1(k) Articles of Amendment dated October 31, 1995 designating and classifying shares. Filed herewith.

     1(1) Articles of Amendment dated November 22, 1995 designating and reclassifying shares filed herewith.

     2 Bylaws. Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on August 6, 1987 -- Registration No. 33-16338 ("Registration Statement").

     3         Not Applicable.

     4         Specimen security.  To be filed by amendment.

     5(a)      Investment Sub-Advisory Agreement among Mellon Bank,
               N.A., S.A.M. Finance S.A. and the Registrant for the European Fund. Incorporated by reference to Post-Effective Amendment No. 22 filed on September 3, 1993.

     5(b) Investment Management Agreement between Mellon Bank, N.A. and the Registrant. Filed herewith.

     5(c) Investment Sub-Advisory Agreement among Mellon Bank, N.A., S.A.M. Finance S.A. and the Registrant for the International Equity Allocation Fund. Incorporated by reference to Post-Effective Amendment No. 31 filed on December 13, 1994.

     5(d) Assignment and Assumption Agreement among Mellon Bank, N.A., The Dreyfus Corporation and the Registrant (relating to Investment Management Agreement). Incorporated by reference to Post-Effective Amendment No. 31 filed on December 13, 1994.

     5(e) Assignment Agreement among Mellon Bank, N.A., The Dreyfus Corporation, S.A.M. Finance S.A. and the Registrant (relating to Investment Sub-Advisory Agreement for the European Fund). To be filed by amendment.

     5(f) Assignment Agreement among Mellon Bank, N.A., The Dreyfus Corporation, S.A.M. Finance S.A. and the Registrant (relating to Investment Sub-Advisory Agreement for the International Equity Allocation Fund). To be filed by amendment.

     6 Distribution Agreement between Premier Mutual Fund Services, Inc. and the Registrant. Incorporated by reference to Post-Effective Amendment No. 31 filed on December 13, 1994.

     7         Not Applicable.

     8(a) Custody Agreement with Boston Safe Deposit and Trust Company with respect to the European Fund. Incorporated by reference to Post-Effective Amendment No. 23 filed on December 30, 1993.

     8(b) Custody Agreement between the Registrant and Mellon Bank, N.A. Filed herewith.

     8(c) Supplement to Custody Agreement with Boston Safe Deposit and Trust Company with respect to the European Fund. Incorporated by reference to Post-Effective Amendment No. 29 filed on May 19, 1994.

     8(d) Custody Agreement with Boston Safe Deposit and Trust Company with respect to the International Equity Allocation Fund. To be filed by amendment.

     8(e) Sub-Custodian Agreement between Mellon Bank, N.A. and Boston Safe Deposit and Trust Company. Filed herewith.

     10 Opinion of counsel is incorporated by reference to the Registration Statement and to Post-Effective Amendment No. 32 filed on December 19, 1994. Consent of counsel is filed herewith.

     11        Not Applicable.

     12        Not Applicable.

     13 Letter of Investment Intent. Incorporated by reference to the Registration Statement.

     14        Not Applicable.

     15(a) Restated Distribution Plan (relating to Investor Shares and Class A Shares). Incorporated by reference to Post-Effective Amendment No. 31 filed on December 13, 1994.

     15(b) Form of Distribution and Service Plans (relating to Class B Shares and Class C Shares). Incorporated by reference to Post-Effective Amendment No. 32 filed on December 19, 1994.

     16 Schedule for Computation of Performance Calculation for Dreyfus Disciplined Intermediate Bond Fund is incorporated by reference to Post-Effective amendment No. 44 filed on April 30, 1996. Schedule for Computation of Performance Calculation for other funds is also incorporated by reference to Post-Effective Amendment No. 26 filed on March 1, 1994.

     18 Rule 18f-3 Plans, as revised for Dreyfus Premier Balanced Fund, Dreyfus Premier Limited Term Income Fund and Dreyfus Premier Small Company Stock Fund are incorporated by reference to Post-Effective Amendment No. 50 filed on November 1, 1996.

     25 Powers of Attorney of the Directors and Officers dated April 5, 1995. Incorporated by reference to Post-Effective Amendment No. 35 filed on April 7, 1995.

Item 25.  Persons Controlled by or Under Common Control with Registrant

     Not Applicable.

     Item 26.  Number of Holders of Securities
               ------------------------------------------
               Set forth below are the number of recordholders of securities of each series of the Registrant as of February 3, 1997:



                               Investor    Class R           Class A ClassB
Title of Class                 Shares      Shares    Shares  Shares  Shares
--------------                ---------   --------  -------  ------- ------

Dreyfus Money Market Reserves   13,699      911
Dreyfus Municipal Reserves       1,053      377
Dreyfus U.S. Treasury Reserves   1,444      288
Dreyfus Institutional Prime                             167
Money Market Fund
Dreyfus Institutional Government                         22
Money Market Fund
Dreyfus U.S. Institutional U.S.                          54
Treasury Money Market Fund
Dreyfus Institutional S&P 500                         1,660
Stroock Index Fund
Dreyfus Premier Limited Term              1,180                101    19
Income Fund
Dreyfus Premier Balanced Fund               134                506    824
Dreyfus Premier Small Company Stock Fund  1,232                513    778


                                        Class C   Institutional   Retail
Title of Class                          Shares    Shares          Shares
--------------                          -------   -------------  ---------
Dreyfus Bond Market Index Fund                        6             81
Dreyfus Diciplined Intermediate Bond Fund             7            367
Dreyfus Disciplined Stock Fund                    1,508         30,638
Dreyfus Disciplined Midcap Stock Fund
Dreyfus Premier Limited Term Income Fund   1        338            860
Dreyfus Disciplined Equity Income Fund              354            877
Dreyfus International Equity Allocation             240            419
  Fund
Dreyfus Premier Balanced Fund             26
Dreyfus Premier Small Company Stock Fund  58



     Item 27.  Indemnification
               --------------------

     Under a provision of the Registrant's Second Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust"), any past or present Trustee or officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him/her in connection with any action, suit or proceeding to which he/she may be a party or otherwise involved by reason of his/her being or having been a Trustee or officer of the Registrant.

     This provision does not authorize indemnification against any liability to the Registrant or its shareholders to which such Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his/her duties. Moreover, this provision does not authorize indemnification where such Trustee or officer is finally adjudicated not to have acted in good faith in the reasonable belief that his/her actions were in or not opposed to the best interests of the Registrant. Expenses may be paid by the Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Trustee or officer to repay such expenses to the Registrant if it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust.

     Item 28.  Business and Other Connections of Investment Adviser
               ----------------------------------------------------

               Investment Adviser -- The Dreyfus Corporation

          The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator. Dreyfus Management, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.


Item 28.  Business and Other Connections of Investment Adviser (continued)
________  ________________________________________________________________

          Officers and Directors of Investment Adviser
          ____________________________________________


Name and Position
with Dreyfus                  Other Businesses
_________________             ________________

MANDELL L. BERMAN             Real estate consultant and private investor
Director                           29100 Northwestern Highway, Suite 370
                                   Southfield, Michigan 48034;
                              Past Chairman of the Board of Trustees:
                                   Skillman Foundation;
                              Member of The Board of Vintners Intl.

BURTON C. BORGELT             Chairman Emeritus of the Board and
Director                      Past Chairman, Chief Executive Officer and
                              Director:
                                   Dentsply International, Inc.
                                   570 West College Avenue
                                   York, Pennsylvania 17405
                              Director:
                                   DeVlieg-Bullard, Inc.
                                   1 Gorham Island
                                   Westport, Connecticut 06880
                                   Mellon Bank Corporation***;
                                   Mellon Bank, N.A.***

FRANK V. CAHOUET              Chairman of the Board, President and
Director                      Chief Executive Officer:
                                   Mellon Bank Corporation***;
                                   Mellon Bank, N.A.***
                              Director:
                                   Avery Dennison Corporation
                                   150 North Orange Grove Boulevard
                                   Pasadena, California 91103;
                                   Saint-Gobain Corporation
                                   750 East Swedesford Road
                                   Valley Forge, Pennsylvania 19482;
                                   Teledyne, Inc.
                                   1901 Avenue of the Stars
                                   Los Angeles, California 90067

W. KEITH SMITH                Chairman and Chief Executive Officer:
Chairman of the Board              The Boston Company****;
                              Vice Chairman of the Board:
                                   Mellon Bank Corporation***;
                                   Mellon Bank, N.A.***;
                              Director:
                                   Dentsply International, Inc.
                                   570 West College Avenue
                                   York, Pennsylvania 17405

CHRISTOPHER M. CONDRON        Vice Chairman:
President, Chief                   Mellon Bank Corporation***;
Executive Officer,                 The Boston Company****;
Chief Operating               Deputy Director:
Officer and a                      Mellon Trust***;
Director                      Chief Executive Officer:
                                   The Boston Company Asset Management,
                                   Inc.****;
                              President:
                                   Boston Safe Deposit and Trust Company****

STEPHEN E. CANTER             Director:
Vice Chairman and                  The Dreyfus Trust Company++;
Chief Investment Officer,     Formerly, Chairman and Chief Executive Officer:
and a Director                     Kleinwort Benson Investment Management
                                   Americas Inc.*

LAWRENCE S. KASH              Chairman, President and Chief
Vice Chairman-Distribution    Executive Officer:
and a Director                     The Boston Company Advisors, Inc.
                                   53 State Street
                                   Exchange Place
                                   Boston, Massachusetts 02109
                              Executive Vice President and Director:
                                   Dreyfus Service Organization, Inc.**;
                              Director:
                                   Dreyfus America Fund
                                   The Dreyfus Consumer Credit Corporation*;
                                   The Dreyfus Trust Company++;
                                   Dreyfus Service Corporation*;
                              President:
                                   The Boston Company****;
                                   Laurel Capital Advisors***;
                                   Boston Group Holdings, Inc.;
                              Executive Vice President:
                                   Mellon Bank, N.A.***;
                                   Boston Safe Deposit and Trust
                                   Company****;

WILLIAM T. SANDALLS, JR.      Director:
Senior Vice President and          Dreyfus Partnership Management, Inc.*;
Chief Financial Officer            Seven Six Seven Agency, Inc.*;
                              President and Director:
                                   Lion Management, Inc.*;
                              Executive Vice President and Director:
                                   Dreyfus Service Organization, Inc.*;
                              Vice President, Chief Financial Officer and
                              Director:
                                   Dreyfus Acquisition Corporation*;
                                   Dreyfus America Fund
                              Vice President and Director:
                                   The Dreyfus Consumer Credit Corporation*;
                                   The Truepenny Corporation*;
                              Treasurer, Financial Officer and Director:
                                   The Dreyfus Trust Company++;
                              Treasurer and Director:
                                   Dreyfus Management, Inc.*;
                                   Dreyfus Personal Management, Inc.*;
                                   Dreyfus Service Corporation*;
                                   Major Trading Corporation*;
                              Formerly, President and Director:
                                   Sandalls & Co., Inc.

WILLIAM F. GLAVIN, JR.        Executive Vice President:
Vice President-Corporate           Dreyfus Service Corporation*;
Development                   Senior Vice President:
                                   The Boston Company Advisors, Inc.
                                   53 State Street
                                   Exchange Place
                                   Boston, Massachusetts 02109

MARK N. JACOBS                Vice President, Secretary and Director:
Vice President,                    Lion Management, Inc.*;
General Counsel               Secretary:
and Secretary                      The Dreyfus Consumer Credit Corporation*;
                                   Dreyfus Management, Inc.*;
                              Assistant Secretary:
                                   Dreyfus Service Organization, Inc.**;
                                   Major Trading Corporation*;
                                   The Truepenny Corporation*

PATRICE M. KOZLOWSKI          None
Vice President-
Corporate Communications

MARY BETH LEIBIG              None
Vice President-
Human Resources


JEFFREY N. NACHMAN            President and Director:
Vice President-Mutual Fund         Dreyfus Transfer, Inc.
Accounting                         One American Express Plaza
                                   Providence, Rhode Island 02903



ANDREW S. WASSER              Vice President:
Vice President-Information         Mellon Bank Corporation***
Services

ELVIRA OSLAPAS                Assistant Secretary:
Assistant Secretary                Dreyfus Service Corporation*;
                                   Dreyfus Management, Inc.*;
                                   Dreyfus Acquisition Corporation, Inc.*;
                                   The Truepenny Corporation+







______________________________________

*      The address of the business so indicated is 200 Park Avenue, New
       York, New York 10166.
** The address of the business so indicated is 131 Second Street, Lewes, Delaware 19958.
*** The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
**** The address of the business so indicated is One Boston Place, Boston, Massachusetts 02108.
+ The address of the business so indicated is Atrium Building, 80 Route 4 East, Paramus, New Jersey 07652.
++ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.



Item 29.  Principal Underwriters
________  ______________________

     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

         1)       Comstock Partners Funds, Inc.
         2)       Dreyfus A Bonds Plus, Inc.
         3)       Dreyfus Appreciation Fund, Inc.
         4)       Dreyfus Asset Allocation Fund, Inc.
         5)       Dreyfus Balanced Fund, Inc.
         6)       Dreyfus BASIC GNMA Fund
         7)       Dreyfus BASIC Money Market Fund, Inc.
         8)       Dreyfus BASIC Municipal Fund, Inc.
         9)       Dreyfus BASIC U.S. Government Money Market Fund
        10)       Dreyfus California Intermediate Municipal Bond Fund
        11)       Dreyfus California Tax Exempt Bond Fund, Inc.
        12)       Dreyfus California Tax Exempt Money Market Fund
        13)       Dreyfus Cash Management
        14)       Dreyfus Cash Management Plus, Inc.
        15)       Dreyfus Connecticut Intermediate Municipal Bond Fund
        16)       Dreyfus Connecticut Municipal Money Market Fund, Inc.
        17)       Dreyfus Florida Intermediate Municipal Bond Fund
        18)       Dreyfus Florida Municipal Money Market Fund
        19)       The Dreyfus Fund Incorporated
        20)       Dreyfus Global Bond Fund, Inc.
        21)       Dreyfus Global Growth Fund
        22)       Dreyfus GNMA Fund, Inc.
        23)       Dreyfus Government Cash Management
        24)       Dreyfus Growth and Income Fund, Inc.
        25)       Dreyfus Growth and Value Funds, Inc.
        26)       Dreyfus Growth Opportunity Fund, Inc.
        27)       Dreyfus Income Funds
        28)       Dreyfus Institutional Money Market Fund
        29)       Dreyfus Institutional Short Term Treasury Fund
        30)       Dreyfus Insured Municipal Bond Fund, Inc.
        31)       Dreyfus Intermediate Municipal Bond Fund, Inc.
        32)       Dreyfus International Funds, Inc.
        33)       Dreyfus Investment Grade Bond Funds, Inc.
        34)       The Dreyfus/Laurel Funds Trust
        35)       The Dreyfus/Laurel Tax-Free Municipal Funds
        36)       Dreyfus LifeTime Portfolios, Inc.
        37)       Dreyfus Liquid Assets, Inc.
        38)       Dreyfus Massachusetts Intermediate Municipal Bond Fund
        39)       Dreyfus Massachusetts Municipal Money Market Fund
        40)       Dreyfus Massachusetts Tax Exempt Bond Fund
        41)       Dreyfus MidCap Index Fund
        42)       Dreyfus Money Market Instruments, Inc.
        43)       Dreyfus Municipal Bond Fund, Inc.
        44)       Dreyfus Municipal Cash Management Plus
        45)       Dreyfus Municipal Money Market Fund, Inc.
        46)       Dreyfus New Jersey Intermediate Municipal Bond Fund
        47)       Dreyfus New Jersey Municipal Bond Fund, Inc.
        48)       Dreyfus New Jersey Municipal Money Market Fund, Inc.
        49)       Dreyfus New Leaders Fund, Inc.
        50)       Dreyfus New York Insured Tax Exempt Bond Fund
        51)       Dreyfus New York Municipal Cash Management
        52)       Dreyfus New York Tax Exempt Bond Fund, Inc.
        53)       Dreyfus New York Tax Exempt Intermediate Bond Fund
        54)       Dreyfus New York Tax Exempt Money Market Fund
        55)       Dreyfus 100% U.S. Treasury Intermediate Term Fund
        56)       Dreyfus 100% U.S. Treasury Long Term Fund
        57)       Dreyfus 100% U.S. Treasury Money Market Fund
        58)       Dreyfus 100% U.S. Treasury Short Term Fund
        59)       Dreyfus Pennsylvania Intermediate Municipal Bond Fund
        60)       Dreyfus Pennsylvania Municipal Money Market Fund
        61)       Dreyfus S&P 500 Index Fund
        62)       Dreyfus Short-Intermediate Government Fund
        63)       Dreyfus Short-Intermediate Municipal Bond Fund
        64)       The Dreyfus Socially Responsible Growth Fund, Inc.
        65)       Dreyfus Stock Index Fund, Inc.
        66)       Dreyfus Tax Exempt Cash Management
        67)       The Dreyfus Third Century Fund, Inc.
        68)       Dreyfus Treasury Cash Management
        69)       Dreyfus Treasury Prime Cash Management
        70)       Dreyfus Variable Investment Fund
        71)       Dreyfus Worldwide Dollar Money Market Fund, Inc.
        72)       General California Municipal Bond Fund, Inc.
        73)       General California Municipal Money Market Fund
        74)       General Government Securities Money Market Fund, Inc.
        75)       General Money Market Fund, Inc.
        76)       General Municipal Bond Fund, Inc.
        77)       General Municipal Money Market Fund, Inc.
        78)       General New York Municipal Bond Fund, Inc.
        79)       General New York Municipal Money Market Fund
        80)       Premier Insured Municipal Bond Fund
        81)       Premier California Municipal Bond Fund
        82)       Premier Equity Funds, Inc.
        83)       Premier Global Investing, Inc.
        84)       Premier GNMA Fund
        85)       Premier Growth Fund, Inc.
        86)       Premier Municipal Bond Fund
        87)       Premier New York Municipal Bond Fund
        88)       Premier State Municipal Bond Fund
        89)       Premier Strategic Growth Fund
        90)       Premier Value Fund


(b)
                                                            Positions and
Name and principal       Positions and offices with         offices with
business address         the Distributor                    Registrant
__________________       ___________________________        _____________

Marie E. Connolly+       Director, President, Chief         President and
                         Executive Officer and Compliance   Treasurer Officer

Joseph F. Tower, III+    Senior Vice President, Treasurer   Vice President
                         and Chief Financial Officer        and Assistant
                                                            Treasurer

John E. Pelletier+       Senior Vice President, General     Vice President
                         Counsel, Secretary and Clerk       and Secretary

Roy M. Moura+            First Vice President               None

Dale F. Lampe+           Vice President                     None

Mary A. Nelson+          Vice President                     Vice President and
                                                            Assistant Treasurer

Paul Prescott+           Vice President                     None

Elizabeth A. Keeley++    Assistant Vice President           Vice President and
                                                            Assistant Secretary

Jean M. O'Leary+         Assistant Secretary and            None
                         Assistant Clerk

John W. Gomez+           Director                           None

William J. Nutt+         Director                           None




________________________________
 +  Principal business address is One Exchange Place, Boston, Massachusetts
    02109.
++  Principal business address is 200 Park Avenue, New York, New York 10166.


Item 30.   Location of Accounts and Records
           ________________________________

           1. First Data Investor Services Group, Inc., a subsidiary of First Data Corporation
               P.O. Box 9671
               Providence, Rhode Island 02940-9671

           2.  The Bank of New York
               90 Washington Street
               New York, New York 10286

           3.  Dreyfus Transfer, Inc.
               P.O. Box 9671
               Providence, Rhode Island 02940-9671

           4.  The Dreyfus Corporation
               200 Park Avenue
               New York, New York 10166

Item 31.   Management Services
_______    ___________________

           Not Applicable

Item 32.   Undertakings
________   ____________

  (1) To call a meeting of shareholders for the purpose of voting upon the question of removal of a Board member or Board members when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

  (2) To furnish each person to whom a prospectus is delivered with a copy of the Fund's latest Annual Report to Shareholders, upon request and without charge.


                                 SIGNATURES
                                 __________

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 27th day of February 1997.

                    THE DREYFUS/LAUREL FUNDS, INC.

               BY:  /s/Marie E. Connolly*
                    ______________________________________
                    Marie E. Connolly, President


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     Signatures                         Title                         Date
________________________      ______________________________     __________

/s/Marie E. Connolly*         President, Treasurer                02/27/97
---------------------------
Marie E. Connolly

/s/Francis P. Brennan*        Director,                           02/27/97
---------------------------   Chairman of the Board
Francis P. Brennan

/s/Ruth Marie Adams*          Director                            02/27/97
---------------------------
Ruth Marie Adams

/s/Joseph S. DiMartino*       Director                            02/27/97
---------------------------
Joseph S. DiMartino

/s/James M. Fitzgibbons*      Director                            02/27/97
---------------------------
James M. Fitzgibbons

/s/Kenneth A. Himmel*         Director                            02/27/97
---------------------------
Kenneth A. Himmel

/s/Stephen J. Lockwood*       Director                            02/27/97
---------------------------
Stephen J. Lockwood

/s/Roslyn M. Watson*          Director                            02/27/97
---------------------------
Roslyn M. Watson

/s/J. Tomlinson Fort*         Director                            02/27/97
---------------------------
J. Tomlinson Fort

/s/Arthur L. Goeschel*        Director                            02/27/97
---------------------------
Arthur L. Goeschel

/s/Arch S. Jeffery*           Director                            02/27/97
---------------------------
Arch S. Jeffery

/s/John Sciullo*              Director                            02/27/97
---------------------------
John Sciullo



*By: /s/Elizabeth Keeley
     ---------------------------
     Attorney-in-Fact